American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
April 30, 2024

One Choice Portfolio: Very Conservative - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 60.3%
Diversified Bond Fund Investor Class	8,547,029	75,983,090
High Income Fund Investor Class	656,815	5,543,523
Inflation-Adjusted Bond Fund Investor Class	4,155,281	42,383,863
Short Duration Fund Investor Class	5,796,889	55,997,951
Short Duration Inflation Protection Bond Fund Investor Class	4,990,873	50,058,455
		229,966,882
Domestic Equity Funds — 23.2%
Focused Large Cap Value Fund Investor Class	2,172,407	22,245,444
Growth Fund Investor Class	186,074	9,662,838
Heritage Fund Investor Class	372,572	8,695,829
Mid Cap Value Fund Investor Class	810,570	12,701,634
Real Estate Fund Investor Class	226,948	5,135,838
Select Fund Investor Class	30,016	3,144,207
Small Cap Growth Fund Investor Class(2)	166,632	3,092,698
Small Cap Value Fund Investor Class	303,837	3,105,214
Sustainable Equity Fund Investor Class	420,567	20,944,228
		88,727,930
International Fixed Income Funds — 16.5%
Emerging Markets Debt Fund Investor Class	917,840	7,966,854
Global Bond Fund Investor Class	6,473,440	54,830,040
		62,796,894
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $371,882,232)		381,491,706
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$381,491,706

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$74,696	$14,161	$12,239	$(635)	$75,983	8,547	$(1,788)	$2,383
High Income Fund	4,964	1,611	1,234	203	5,544	657	(173)	234
Inflation-Adjusted Bond Fund	48,882	1,417	7,223	(692)	42,384	4,155	(957)	1,417
Short Duration Fund	64,964	3,046	13,057	1,045	55,998	5,797	(1,063)	2,011
Short Duration Inflation Protection Bond Fund	57,617	1,469	9,608	580	50,058	4,991	(498)	1,265
Focused Large Cap Value Fund	28,117	786	5,841	(817)	22,245	2,172	1,223	787
Growth Fund	8,016	4,434	3,858	1,071	9,663	186	(68)	574
Heritage Fund	10,699	75	2,520	442	8,696	373	290	74
Mid Cap Value Fund	15,040	627	2,245	(720)	12,702	811	307	626
Real Estate Fund	4,774	1,372	818	(192)	5,136	227	(78)	69
Select Fund	—	3,152	113	105	3,144	30	8	154
Small Cap Growth Fund(3)	2,558	800	409	144	3,093	167	(93)	—
Small Cap Value Fund	2,493	812	238	38	3,105	304	14	22
Sustainable Equity Fund	27,068	500	6,779	155	20,944	421	1,632	400
Emerging Markets Debt Fund	9,589	336	1,968	10	7,967	918	(328)	336
Global Bond Fund	40,159	21,001	7,015	685	54,830	6,473	(1,256)	993
Disciplined Growth Fund	5,688	—	3,976	(1,712)	—	—	1,912	—
International Bond Fund(3)	31,279	—	37,333	6,054	—	—	(6,305)	—
	$436,603	$55,599	$116,474	$5,764	$381,492	36,229	$(7,221)	$11,345
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.